Other Gains (Losses)	12 Months Ended
Dec. 31, 2019
Other Gains (Losses) [Abstract]
Other Gains (Losses)
38.	Other Gains (Losses)

(1)	Composition of other gains (losses) for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Other gains
Gains on disposal of property, plant, and equipment	￦	48,316	98,077	43,784
Gains on disposal of intangible assets		564	12	206
Reversal of impairment loss on property, plant and equipment		—	—	16,692
Reversal of impairment loss on intangible assets		54	17	—
Gains on foreign currency translation		20,485	14,905	16,340
Gains on foreign currency transaction		93,151	47,297	53,152
Gains on insurance proceeds		400	—	17,410
Others		269,562	221,556	238,688

Other losses
Losses on disposal of property, plant and equipment		(70,514)	(60,704)	(72,508)
Losses on disposal of intangible assets		(183)	(43)	(827)
Impairment loss on property, plant and equipment		(51,067)	(710,162)	(50,034)
Impairment loss on intangible assets		(20)	(8,112)	(513,609)
Impairment loss on other non-current assets		—	(87,024)	(49,620)
Losses on foreign currency translation		(25,495)	(7,678)	(8,757)
Losses on foreign currency transaction		(36,241)	(65,366)	(55,283)
Others		(92,385)	(63,899)	(217,892)

	￦	156,627	(621,124)	(582,258)

(2)	Details of “others” included in other gains for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Gains on disposal of inventories	￦	6,024	6,350	3,424
Gains on proxy collection of TV license fee		39,711	40,450	41,013
Gains on compensation of impaired electric poles		1,526	1,166	1,372
Gains on compensation for infringement on contract		18,990	3,648	—
Gains on harbor facilities dues		3,025	3,803	3,741
Gains on technical fees		2,105	2,026	3,044
Reversal of occupation development training fees		1,697	1,602	1,472
Gains on disposal of waste		4,261	4,232	5,317
Gains on insurance		10,410	22,382	812
Gains on tax rebate		2,161	542	341
Gains on other commission		4,790	4,347	1,111
Gains on disposal of assets held-for-sale		—	—	23,778
Others		174,862	131,008	153,263

	￦	269,562	221,556	238,688

(3)	Details of “others” included in other losses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Losses on valuation of inventories	￦	3,875	1,953	3,127
Losses on disposal of inventories		3,273	3,555	10,456
Losses due to disaster		5,374	2,129	7,635
Losses on rounding adjustment of electric charge surtax		1,253	1,265	1,268
Losses on adjustments of levies		1	—	—
Forfeit of taxes and dues		656	—	—
Others		77,953	54,997	195,406

	￦	92,385	63,899	217,892